QUARTERLY REPORT
Syntax Stratified SmallCap ETF
September 30, 2020

Syntax Stratified SmallCap ETF
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.9%
3D Systems Corp.(a)	3,624	$17,794
8x8, Inc.(a)	2,356	36,636
AAON, Inc.	196	11,809
AAR Corp.	540	10,152
Abercrombie & Fitch Co., Class A	921	12,830
ABM Industries, Inc.	727	26,652
Acadia Realty Trust, REIT	626	6,573
Addus HomeCare Corp.(a)	140	13,231
ADTRAN, Inc.	3,821	39,184
Advanced Energy Industries, Inc.(a)	670	42,170
AdvanSix, Inc.(a)	357	4,598
Aegion Corp.(a)	576	8,139
Aerojet Rocketdyne Holdings, Inc.(a)	280	11,169
AeroVironment, Inc.(a)	370	22,204
Agilysys, Inc.(a)	1,442	34,839
Agree Realty Corp., REIT	105	6,682
Alamo Group, Inc.	176	19,013
Alarm.com Holdings, Inc.(a)	626	34,586
Albany International Corp., Class A	204	10,100
Alexander & Baldwin, Inc.	649	7,275
Allegheny Technologies, Inc.(a)	1,396	12,173
Allegiance Bancshares, Inc.	132	3,085
Allegiant Travel Co.	395	47,321
Allscripts Healthcare Solutions, Inc.(a)	4,043	32,910
AMAG Pharmaceuticals, Inc.(a)	11,499	108,091
Ambac Financial Group, Inc.(a)	2,979	38,042
American Assets Trust, Inc., REIT	304	7,323
American Axle & Manufacturing Holdings, Inc.(a)	3,508	20,241
American Equity Investment Life Holding Co.	1,730	38,043
American Public Education, Inc.(a)	1,448	40,819
American States Water Co.	920	68,954
American Vanguard Corp.	1,395	18,330
American Woodmark Corp.(a)	137	10,760
America's Car-Mart, Inc.(a)	266	22,578
Ameris Bancorp	1,679	38,248
AMERISAFE, Inc.	549	31,491
AMN Healthcare Services, Inc.(a)	123	7,191
Amphastar Pharmaceuticals, Inc.(a)	5,412	101,475
Andersons, Inc.	1,358	26,033
AngioDynamics, Inc.(a)	1,083	13,061
ANI Pharmaceuticals, Inc.(a)	1,268	35,770
Anika Therapeutics, Inc.(a)	320	11,325
Apogee Enterprises, Inc.	578	12,352
Apollo Commercial Real Estate Finance, Inc., REIT	375	3,379
Applied Industrial Technologies, Inc.	172	9,477
Applied Optoelectronics, Inc.(a)	2,709	30,476
ArcBest Corp.	455	14,132
Archrock, Inc.	1,456	7,833
Arconic Corp.(a)	636	12,116
Security Description	Shares	Value
Arcosa, Inc.	253	$11,155
Arlo Technologies, Inc.(a)	1,986	10,446
Armada Hoffler Properties, Inc., REIT	773	7,158
ARMOUR Residential REIT, Inc.	1,335	12,696
Asbury Automotive Group, Inc.(a)	251	24,460
Astec Industries, Inc.	369	20,018
Atlas Air Worldwide Holdings, Inc.(a)	208	12,667
ATN International, Inc.	578	28,981
Avista Corp.	1,962	66,943
Axcelis Technologies, Inc.(a)	427	9,394
Axos Financial, Inc.(a)	277	6,457
AZZ, Inc.	363	12,386
B&G Foods, Inc.	496	13,774
Badger Meter, Inc.	255	16,669
Balchem Corp.	68	6,639
Banc of California, Inc.	614	6,214
BancFirst Corp.	75	3,063
BankUnited, Inc.	143	3,133
Banner Corp.	95	3,065
Barnes & Noble Education, Inc.(a)	12,269	31,654
Barnes Group, Inc.	231	8,256
Bed Bath & Beyond, Inc.	2,183	32,701
Bel Fuse, Inc., Class B	3,663	39,121
Benchmark Electronics, Inc.	1,175	23,676
Berkshire Hills Bancorp, Inc.	4,127	41,724
Big Lots, Inc.	555	24,753
BioTelemetry, Inc.(a)	443	20,192
BJ's Restaurants, Inc.	422	12,424
Bloomin' Brands, Inc.	907	13,850
Blucora, Inc.(a)	4,504	42,428
Boise Cascade Co.	434	17,325
Bonanza Creek Energy, Inc.(a)	656	12,333
Boot Barn Holdings, Inc.(a)	550	15,477
Boston Private Financial Holdings, Inc.	1,165	6,431
Bottomline Technologies DE, Inc.(a)	844	35,583
Brady Corp., Class A	348	13,927
Brandywine Realty Trust, REIT	1,133	11,715
Brightsphere Investment Group, Inc.	3,433	44,286
Brinker International, Inc.	339	14,482
Bristow Group, Inc.(a)	347	7,374
Brookline Bancorp, Inc.	358	3,095
Brooks Automation, Inc.	205	9,483
Buckle, Inc.	1,266	25,814
Cadence BanCorp	1,514	13,005
CalAmp Corp.(a)	4,703	33,815
Calavo Growers, Inc.	354	23,460
Caleres, Inc.	1,721	16,453
California Water Service Group	1,546	67,174
Callaway Golf Co.	1,633	31,256
Callon Petroleum Co.(a)	2,406	11,597
Cal-Maine Foods, Inc.(a)	579	22,216
Capri Holdings Ltd.(a)	1,289	23,202

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Capstead Mortgage Corp., REIT	2,223	$12,493
Cardiovascular Systems, Inc.(a)	289	11,372
Cardtronics PLC, Class A(a)	2,709	53,638
CareTrust REIT, Inc., REIT	2,810	50,004
Carpenter Technology Corp.	622	11,296
Cato Corp., Class A	1,540	12,043
Cavco Industries, Inc.(a)	146	26,325
Central Garden & Pet Co.(a)	653	26,074
Central Garden & Pet Co., Class A(a)	718	25,949
Central Pacific Financial Corp.	447	6,066
Century Aluminum Co.(a)	1,252	8,914
Century Communities, Inc.(a)	669	28,319
CEVA, Inc.(a)	1,413	55,630
Chart Industries, Inc.(a)	195	13,703
Chatham Lodging Trust, REIT	2,685	20,460
Cheesecake Factory, Inc.	524	14,536
Chefs' Warehouse, Inc.(a)	2,374	34,518
Chesapeake Utilities Corp.	414	34,900
Chico's FAS, Inc.	11,524	11,207
Children's Place, Inc.	536	15,196
Chuy's Holdings, Inc.(a)	678	13,275
Cincinnati Bell, Inc.(a)	2,092	31,380
CIRCOR International, Inc.(a)	487	13,319
City Holding Co.	109	6,279
Clearwater Paper Corp.(a)	2,556	96,975
Cleveland-Cliffs, Inc.	1,995	12,808
Coca-Cola Consolidated, Inc.	49	11,793
Cogent Communications Holdings, Inc.	1,202	72,180
Coherus Biosciences, Inc.(a)	1,922	35,249
Cohu, Inc.	1,088	18,692
Columbia Banking System, Inc.	129	3,077
Comfort Systems USA, Inc.	520	26,785
Community Bank System, Inc.	338	18,407
Community Health Systems, Inc.(a)	8,720	36,798
Community Healthcare Trust, Inc., REIT	1,111	51,950
Computer Programs and Systems, Inc.	948	26,174
Comtech Telecommunications Corp.	2,187	30,618
CONMED Corp.	456	35,874
Conn's, Inc.(a)	2,571	27,201
CONSOL Energy, Inc.(a)	2,642	11,704
Consolidated Communications Holdings, Inc.(a)	11,609	66,055
Cooper Tire & Rubber Co.	453	14,360
Cooper-Standard Holdings, Inc.(a)	1,050	13,871
Corcept Therapeutics, Inc.(a)	658	11,452
Core Laboratories N.V.	471	7,187
CoreCivic, Inc., REIT	2,910	23,280
Core-Mark Holding Co., Inc.	1,228	35,526
CorVel Corp.(a)	414	35,368
Covetrus, Inc.(a)	4,061	99,088
Crocs, Inc.(a)	626	26,749
Cross Country Healthcare, Inc.(a)	1,098	7,126
Security Description	Shares	Value
CryoLife, Inc.(a)	598	$11,045
CSG Systems International, Inc.	676	27,682
CTS Corp.	954	21,017
Cubic Corp.	554	32,226
Customers Bancorp, Inc.(a)	276	3,091
Cutera, Inc.(a)	2,313	43,878
CVB Financial Corp.	192	3,193
Cytokinetics, Inc.(a)	1,558	33,731
Daktronics, Inc.	6,075	24,057
Dave & Buster's Entertainment, Inc.	1,590	24,104
Deluxe Corp.	1,006	25,884
Designer Brands, Inc., Class A	2,663	14,460
DiamondRock Hospitality Co., REIT	1,416	7,179
Diebold Nixdorf, Inc.(a)	10,331	78,929
Digi International, Inc.(a)	2,649	41,404
Dime Community Bancshares, Inc.	519	5,870
Dine Brands Global, Inc.	250	13,648
Diodes, Inc.(a)	1,088	61,418
Diversified Healthcare Trust, REIT	14,203	49,995
DMC Global, Inc.	237	7,807
Donnelley Financial Solutions, Inc.(a)	4,163	55,618
Dorian LPG Ltd.(a)	7,617	61,012
Dorman Products, Inc.(a)	183	16,540
Dril-Quip, Inc.(a)	284	7,032
DSP Group, Inc.(a)	3,969	52,311
DXP Enterprises, Inc.(a)	577	9,307
Eagle Bancorp, Inc.	117	3,134
Eagle Pharmaceuticals, Inc.(a)	315	13,381
Easterly Government Properties, Inc., REIT	320	7,171
Ebix, Inc.	1,770	36,462
Echo Global Logistics, Inc.(a)	440	11,339
eHealth, Inc.(a)	1,098	86,742
El Pollo Loco Holdings, Inc.(a)	2,408	39,010
Employers Holdings, Inc.	1,137	34,394
Enanta Pharmaceuticals, Inc.(a)	252	11,537
Encore Capital Group, Inc.(a)	480	18,523
Encore Wire Corp.	537	24,928
Endo International PLC(a)	12,512	41,290
Enerpac Tool Group Corp.	541	10,176
Enova International, Inc.(a)	1,191	19,520
EnPro Industries, Inc.	141	7,954
Ensign Group, Inc.	246	14,037
ePlus, Inc.(a)	360	26,352
ESCO Technologies, Inc.	183	14,742
Essential Properties Realty Trust, Inc., REIT	408	7,475
Ethan Allen Interiors, Inc.	1,121	15,178
EVERTEC, Inc.	779	27,039
EW Scripps Co., Class A	2,851	32,615
ExlService Holdings, Inc.(a)	519	34,238
Exponent, Inc.	115	8,283
Exterran Corp.(a)	2,044	8,503
Extreme Networks, Inc.(a)	8,254	33,181

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
EZCORP, Inc., Class A(a)	3,782	$19,023
Fabrinet(a)	393	24,771
FARO Technologies, Inc.(a)	624	38,052
FB Financial Corp.	495	12,434
Federal Signal Corp.	758	22,172
Ferro Corp.(a)	355	4,402
Fiesta Restaurant Group, Inc.(a)	3,418	32,027
First BanCorp	590	3,080
First Commonwealth Financial Corp.	848	6,564
First Financial Bancorp	253	3,037
First Hawaiian, Inc.	423	6,121
First Midwest Bancorp, Inc.	1,117	12,041
Flagstar Bancorp, Inc.	211	6,252
FormFactor, Inc.(a)	781	19,470
Forrester Research, Inc.(a)	388	12,723
Forward Air Corp.	205	11,763
Fossil Group, Inc.(a)	2,729	15,664
Foundation Building Materials, Inc.(a)	631	9,919
Four Corners Property Trust, Inc., REIT	275	7,037
Franklin Electric Co., Inc.	224	13,178
Franklin Street Properties Corp., REIT	2,821	10,325
Fresh Del Monte Produce, Inc.	942	21,591
Fulgent Genetics, Inc.(a)	282	11,291
FutureFuel Corp.	3,466	39,408
GameStop Corp., Class A(a)	5,177	52,805
Gannett Co., Inc.	16,022	20,829
GCP Applied Technologies, Inc.(a)	216	4,525
Genesco, Inc.(a)	725	15,617
Gentherm, Inc.(a)	456	18,650
Geospace Technologies Corp.(a)	1,340	8,281
Getty Realty Corp., REIT	253	6,581
Gibraltar Industries, Inc.(a)	126	8,208
G-III Apparel Group Ltd.(a)	1,366	17,908
Glatfelter Corp.	761	10,479
Glaukos Corp.(a)	1,118	55,363
Global Net Lease, Inc., REIT	680	10,812
Glu Mobile, Inc.(a)	4,530	34,768
GMS, Inc.(a)	421	10,146
Granite Construction, Inc.	1,507	26,538
Granite Point Mortgage Trust, Inc., REIT	2,129	15,095
Great Western Bancorp, Inc.	508	6,325
Green Dot Corp., Class A(a)	530	26,823
Green Plains, Inc.(a)	1,636	25,325
Greenbrier Companies, Inc.	690	20,286
Greenhill & Co., Inc.	731	8,297
Griffon Corp.	1,629	31,831
Group 1 Automotive, Inc.	299	26,429
Guess?, Inc.	1,127	13,096
Gulfport Energy Corp.(a)	21,268	11,210
Hanger, Inc.(a)	2,247	35,548
Hanmi Financial Corp.	370	3,038
Harmonic, Inc.(a)	7,153	39,914
Security Description	Shares	Value
Harsco Corp.(a)	597	$8,304
Haverty Furniture Companies, Inc.	2,395	50,151
Hawaiian Holdings, Inc.	3,748	48,312
Hawkins, Inc.	201	9,266
Haynes International, Inc.	666	11,382
HB Fuller Co.	89	4,074
HCI Group, Inc.	727	35,834
HealthStream, Inc.(a)	1,745	35,022
Heartland Express, Inc.	735	13,671
Heidrick & Struggles International, Inc.	297	5,836
Helix Energy Solutions Group, Inc.(a)	2,748	6,623
Helmerich & Payne, Inc.	555	8,131
Heritage Financial Corp.	170	3,126
Hersha Hospitality Trust, REIT	3,329	18,443
Heska Corp.(a)	184	18,177
Hibbett Sports, Inc.(a)	693	27,179
Hillenbrand, Inc.	638	18,094
HMS Holdings Corp.(a)	1,018	24,381
HomeStreet, Inc.	489	12,597
Hope Bancorp, Inc.	408	3,095
Horace Mann Educators Corp.	1,110	37,074
Hub Group, Inc., Class A(a)	226	11,344
Ichor Holdings Ltd.(a)	440	9,491
Independence Realty Trust, Inc., REIT	669	7,754
Independent Bank Corp.	55	2,881
Independent Bank Group, Inc.	288	12,724
Industrial Logistics Properties Trust, REIT	345	7,545
Innospec, Inc.	73	4,622
Innovative Industrial Properties, Inc., REIT	62	7,695
Innoviva, Inc.(a)	1,018	10,638
Inogen, Inc.(a)	1,941	56,289
Insight Enterprises, Inc.(a)	178	10,071
Installed Building Products, Inc.(a)	119	12,108
Insteel Industries, Inc.	1,507	28,181
Integer Holdings Corp.(a)	153	9,029
Inter Parfums, Inc.	1,937	72,347
Interface, Inc.	1,158	7,087
Invacare Corp.	7,820	58,806
Invesco Mortgage Capital, Inc., REIT	2,424	6,569
Investors Real Estate Trust, REIT	108	7,038
Iridium Communications, Inc.(a)	1,135	29,033
iRobot Corp.(a)	205	15,560
iStar, Inc., REIT	972	11,479
Itron, Inc.(a)	271	16,461
J & J Snack Foods Corp.	195	25,426
James River Group Holdings Ltd.	743	33,086
John B Sanfilippo & Son, Inc.	343	25,855
John Bean Technologies Corp.	192	17,643
Kaiser Aluminum Corp.	138	7,395
Kaman Corp.	231	9,002
Kelly Services, Inc., Class A	389	6,629
Kinsale Capital Group, Inc.	186	35,373

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Kite Realty Group Trust, REIT	630	$7,295
KKR Real Estate Finance Trust, Inc., REIT	182	3,008
Knowles Corp.(a)	2,631	39,202
Kontoor Brands, Inc.(a)	790	19,118
Koppers Holdings, Inc.(a)	443	9,263
Korn Ferry	231	6,699
Kraton Corp.(a)	572	10,193
Kulicke & Soffa Industries, Inc.	382	8,557
Lannett Co., Inc.(a)	6,301	38,499
Lantheus Holdings, Inc.(a)	1,394	17,662
Laredo Petroleum, Inc.(a)	1,095	10,731
La-Z-Boy, Inc.	485	15,341
LCI Industries	148	15,731
LeMaitre Vascular, Inc.	319	10,377
Lexington Realty Trust, REIT	1,060	11,077
LGI Homes, Inc.(a)	233	27,068
Lindsay Corp.	195	18,853
Liquidity Services, Inc.(a)	10,524	78,509
Livent Corp.(a)	567	5,086
LivePerson, Inc.(a)	709	36,861
LTC Properties, Inc., REIT	361	12,584
Lumber Liquidators Holdings, Inc.(a)	2,357	51,972
Luminex Corp.	708	18,585
Lydall, Inc.(a)	1,131	18,707
M/I Homes, Inc.(a)	564	25,972
Mack-Cali Realty Corp., REIT	884	11,156
Macy's, Inc.	3,728	21,250
Magellan Health, Inc.(a)	527	39,936
ManTech International Corp., Class A	356	24,521
Marcus & Millichap, Inc.(a)	1,234	33,960
Marcus Corp.	2,380	18,397
MarineMax, Inc.(a)	1,004	25,773
Marten Transport Ltd.	832	13,578
Matador Resources Co.(a)	1,514	12,506
Materion Corp.	239	12,435
Matrix Service Co.(a)	1,103	9,210
Matson, Inc.	381	15,274
Matthews International Corp., Class A	676	15,115
MaxLinear, Inc.(a)	2,395	55,660
MDC Holdings, Inc.	588	27,695
Medifast, Inc.	222	36,508
Mercer International, Inc.	1,487	9,814
Meredith Corp.	1,961	25,728
Meridian Bioscience, Inc.(a)	1,155	19,612
Merit Medical Systems, Inc.(a)	224	9,744
Meritage Homes Corp.(a)	264	29,143
Meritor, Inc.(a)	480	10,051
Mesa Laboratories, Inc.	71	18,088
Meta Financial Group, Inc.	1,105	21,238
Methode Electronics, Inc.	698	19,893
MGP Ingredients, Inc.	1,385	55,040
Michaels Companies, Inc.(a)	2,524	24,369
Security Description	Shares	Value
MicroStrategy, Inc., Class A(a)	248	$37,339
Monarch Casino & Resort, Inc.(a)	592	26,403
Monro, Inc.	604	24,504
Moog, Inc., Class A	185	11,753
Motorcar Parts of America, Inc.(a)	2,256	35,103
Movado Group, Inc.	1,741	17,306
Mr Cooper Group, Inc.(a)	643	14,352
MTS Systems Corp.	734	14,027
Mueller Industries, Inc.	459	12,421
Myers Industries, Inc.	545	7,210
MYR Group, Inc.(a)	234	8,700
Myriad Genetics, Inc.(a)	1,483	19,338
Nabors Industries Ltd.	292	7,136
National Bank Holdings Corp., Class A	485	12,731
National Beverage Corp.(a)	169	11,494
National Presto Industries, Inc.	290	23,739
National Storage Affiliates Trust, REIT	339	11,089
Natus Medical, Inc.(a)	989	16,942
NBT Bancorp, Inc.	228	6,115
Neenah, Inc.	261	9,780
Neogen Corp.(a)	265	20,736
NeoGenomics, Inc.(a)	372	13,723
NETGEAR, Inc.(a)	1,025	31,590
New York Mortgage Trust, Inc., REIT	2,649	6,755
Newpark Resources, Inc.(a)	5,645	5,927
NexPoint Residential Trust, Inc., REIT	182	8,072
NextGen Healthcare, Inc.(a)	2,618	33,353
NIC, Inc.	1,706	33,608
NMI Holdings, Inc., Class A(a)	1,867	33,233
Northfield Bancorp, Inc.	337	3,073
Northwest Bancshares, Inc.	659	6,063
Northwest Natural Holding Co.	1,462	66,360
NOW, Inc.(a)	1,667	7,568
Oasis Petroleum, Inc.(a)	32,322	9,050
Oceaneering International, Inc.(a)	2,080	7,322
ODP Corp.	1,236	24,040
Office Properties Income Trust, REIT	520	10,774
OFG Bancorp	1,025	12,772
Oil States International, Inc.(a)	2,507	6,844
Old National Bancorp	251	3,153
Olympic Steel, Inc.	1,101	12,507
Omnicell, Inc.(a)	488	36,434
OneSpan, Inc.(a)	3,881	81,346
Onto Innovation, Inc.(a)	618	18,404
OraSure Technologies, Inc.(a)	1,549	18,851
Orthofix Medical, Inc.(a)	1,861	57,952
OSI Systems, Inc.(a)	204	15,832
Owens & Minor, Inc.	628	15,769
Oxford Industries, Inc.	276	11,139
Pacific Premier Bancorp, Inc.	153	3,081
Pacira BioSciences, Inc.(a)	203	12,204
Palomar Holdings, Inc.(a)	377	39,298

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Par Pacific Holdings, Inc.(a)	4,920	$33,308
Park Aerospace Corp.	441	4,816
Park National Corp.	37	3,033
Patrick Industries, Inc.	302	17,371
Patterson-UTI Energy, Inc.	2,622	7,473
PBF Energy, Inc., Class A	5,945	33,827
PC Connection, Inc.	225	9,239
PDC Energy, Inc.(a)	985	12,209
PDF Solutions, Inc.(a)	1,254	23,462
Penn Virginia Corp.(a)	1,350	13,298
Pennant Group, Inc.(a)	399	15,385
PennyMac Mortgage Investment Trust, REIT	781	12,551
Perdoceo Education Corp.(a)	3,290	40,270
Perficient, Inc.(a)	623	26,627
PetMed Express, Inc.	2,717	85,912
PGT Innovations, Inc.(a)	627	10,985
Phibro Animal Health Corp., Class A	1,931	33,599
Photronics, Inc.(a)	982	9,781
Piper Sandler Companies	130	9,490
Pitney Bowes, Inc.	3,673	19,504
Plantronics, Inc.	2,623	31,056
Plexus Corp.(a)	1,108	78,258
Powell Industries, Inc.	437	10,545
Power Integrations, Inc.	990	54,846
PRA Group, Inc.(a)	475	18,976
Preferred Bank	97	3,116
PriceSmart, Inc.	546	36,282
ProAssurance Corp.	2,452	38,349
Progress Software Corp.	1,002	36,753
ProPetro Holding Corp.(a)	1,617	6,565
Proto Labs, Inc.(a)	177	22,922
Providence Service Corp.(a)	226	20,998
Provident Financial Services, Inc.	256	3,123
QEP Resources, Inc.	12,630	11,402
Quaker Chemical Corp.	53	9,525
Quanex Building Products Corp.	642	11,838
QuinStreet, Inc.(a)	893	14,145
R1 RCM, Inc.(a)	542	9,295
RadNet, Inc.(a)	1,258	19,310
Rambus, Inc.(a)	3,948	54,048
Range Resources Corp.	1,763	11,671
Raven Industries, Inc.	180	3,874
Rayonier Advanced Materials, Inc.(a)	1,626	5,203
RE/MAX Holdings, Inc., Class A	1,021	33,417
Ready Capital Corp., REIT	320	3,584
Realogy Holdings Corp.	3,134	29,585
Red Robin Gourmet Burgers, Inc.(a)	1,258	16,555
Redwood Trust, Inc., REIT	921	6,926
REGENXBIO, Inc.(a)	1,297	35,693
Regis Corp.(a)	4,343	26,666
Renewable Energy Group, Inc.(a)	955	51,016
Rent-A-Center, Inc.	895	26,752
Security Description	Shares	Value
Resideo Technologies, Inc.(a)	894	$9,834
Resources Connection, Inc.	776	8,963
Retail Opportunity Investments Corp., REIT	660	6,874
Retail Properties of America, Inc., REIT, Class A	1,156	6,716
REX American Resources Corp.(a)	343	22,504
Rogers Corp.(a)	41	4,020
RPC, Inc.(a)	2,775	7,326
RPT Realty, REIT	1,216	6,615
RR Donnelley & Sons Co.	23,049	33,652
Ruth's Hospitality Group, Inc.	1,335	14,765
S&T Bancorp, Inc.	170	3,007
Safehold, Inc., REIT	127	7,887
Safety Insurance Group, Inc.	565	39,036
Saia, Inc.(a)	90	11,353
Sanmina Corp.(a)	2,984	80,717
Saul Centers, Inc., REIT	279	7,416
ScanSource, Inc.(a)	529	10,490
Scholastic Corp.	1,172	24,600
Schweitzer-Mauduit International, Inc.	358	10,880
Seacoast Banking Corp. of Florida(a)	174	3,137
SEACOR Holdings, Inc.(a)	2,294	66,710
Select Medical Holdings Corp.(a)	2,010	41,848
Seneca Foods Corp., Class A(a)	580	20,723
ServisFirst Bancshares, Inc.	93	3,165
Shake Shack, Inc., Class A(a)	603	38,881
Shenandoah Telecommunications Co.	606	26,928
Shoe Carnival, Inc.	433	14,540
Shutterstock, Inc.	1,623	84,461
Signet Jewelers Ltd.	1,478	27,639
Simmons First National Corp., Class A	200	3,171
Simpson Manufacturing Co., Inc.	176	17,100
Simulations Plus, Inc.	558	42,051
SITE Centers Corp., REIT	929	6,689
SkyWest, Inc.	1,516	45,268
Sleep Number Corp.(a)	352	17,216
SM Energy Co.	7,092	11,276
SMART Global Holdings, Inc.(a)	2,187	59,793
Sonic Automotive, Inc., Class A	647	25,984
South Jersey Industries, Inc.	3,358	64,709
Southside Bancshares, Inc.	126	3,078
Southwestern Energy Co.(a)	5,183	12,180
SpartanNash Co.	2,297	37,556
Spectrum Pharmaceuticals, Inc.(a)	2,971	12,122
Spok Holdings, Inc.	3,134	29,804
SPS Commerce, Inc.(a)	472	36,755
SPX Corp.(a)	656	30,425
SPX FLOW, Inc.(a)	299	12,803
St Joe Co.(a)	353	7,282
Stamps.com, Inc.(a)	47	11,325
Standard Motor Products, Inc.	550	24,558
Standex International Corp.	535	31,672

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Stepan Co.	57	$6,213
Steven Madden Ltd.	1,319	25,720
Stewart Information Services Corp.	1,188	51,951
StoneX Group, Inc.(a)	852	43,588
Sturm Ruger & Co., Inc.	498	30,458
Summit Hotel Properties, Inc., REIT	3,577	18,529
SunCoke Energy, Inc.	3,599	12,309
Supernus Pharmaceuticals, Inc.(a)	549	11,441
Surmodics, Inc.(a)	254	9,883
Sykes Enterprises, Inc.(a)	205	7,013
Tabula Rasa HealthCare, Inc.(a)	848	34,573
Tactile Systems Technology, Inc.(a)	1,546	56,568
Talos Energy, Inc.(a)	2,120	13,674
Tanger Factory Outlet Centers, Inc., REIT	1,272	7,670
Team, Inc.(a)	1,492	8,206
TechTarget, Inc.(a)	331	14,551
Tennant Co.	300	18,108
Third Point Reinsurance Ltd.(a)	4,320	30,024
TimkenSteel Corp.(a)	3,426	12,162
Titan International, Inc.	2,396	6,924
Tivity Health, Inc.(a)	908	12,730
Tompkins Financial Corp.	57	3,238
Tredegar Corp.	269	4,000
Trinseo S.A.	172	4,410
Triumph Bancorp, Inc.(a)	449	13,982
Triumph Group, Inc.	1,213	7,897
TrueBlue, Inc.(a)	406	6,289
Trupanion, Inc.(a)	560	44,184
TrustCo Bank Corp. NY	1,171	6,113
TTEC Holdings, Inc.	122	6,655
TTM Technologies, Inc.(a)	3,466	39,547
Tupperware Brands Corp.	1,347	27,156
UFP Industries, Inc.	315	17,801
Ultra Clean Holdings, Inc.(a)	456	9,786
Unifi, Inc.(a)	345	4,430
UniFirst Corp.	139	26,322
Unisys Corp.(a)	2,305	24,594
United Community Banks, Inc.	188	3,183
United Fire Group, Inc.	1,550	31,496
United Insurance Holdings Corp.	5,227	31,676
United Natural Foods, Inc.(a)	2,321	34,513
Uniti Group, Inc., REIT	804	8,470
Universal Corp.	1,224	51,261
Universal Electronics, Inc.(a)	837	31,588
Universal Health Realty Income Trust, REIT	117	6,668
Universal Insurance Holdings, Inc.	2,293	31,735
Urstadt Biddle Properties, Inc., REIT, Class A	754	6,937
US Concrete, Inc.(a)	946	27,472
Security Description	Shares	Value
US Ecology, Inc.	732	$23,914
US Physical Therapy, Inc.	216	18,766
US Silica Holdings, Inc.	2,280	6,840
USANA Health Sciences, Inc.(a)	172	12,668
Vanda Pharmaceuticals, Inc.(a)	1,199	11,582
Varex Imaging Corp.(a)	1,637	20,823
Vector Group Ltd.	5,188	50,272
Veeco Instruments, Inc.(a)	820	9,569
Vera Bradley, Inc.(a)	3,560	21,752
Veritex Holdings, Inc.	182	3,099
Veritiv Corp.(a)	683	8,647
Viad Corp.	610	12,706
Viavi Solutions, Inc.(a)	1,518	17,806
Vicor Corp.(a)	642	49,903
Virtus Investment Partners, Inc.	334	46,309
Virtusa Corp.(a)	522	25,662
Vista Outdoor, Inc.(a)	1,623	32,752
Vonage Holdings Corp.(a)	7,732	79,098
Wabash National Corp.	1,706	20,404
Waddell & Reed Financial, Inc., Class A	2,993	44,446
Walker & Dunlop, Inc.	253	13,409
Warrior Met Coal, Inc.	678	11,580
Washington Prime Group, Inc., REIT	11,572	7,492
Washington Real Estate Investment Trust, REIT	582	11,716
Watts Water Technologies, Inc., Class A	134	13,420
WD-40 Co.	23	4,354
Westamerica BanCorp	348	18,914
Whitestone REIT	1,188	7,128
Winnebago Industries, Inc.	754	38,959
WisdomTree Investments, Inc.	13,775	44,080
Wolverine World Wide, Inc.	1,014	26,202
World Acceptance Corp.(a)	227	23,960
Xencor, Inc.(a)	920	35,687
Xenia Hotels & Resorts, Inc., REIT	2,302	20,212
Xperi Holding Corp.	770	8,847
YETI Holdings, Inc.(a)	645	29,231
Zumiez, Inc.(a)	924	25,706
Zynex, Inc.(a)	3,393	59,208
INVESTMENTS IN COMMON STOCK—99.9% (Cost $12,724,449)		13,177,873
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		9,428
NET ASSETS—100.0%		$13,187,301

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Description	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stock	$13,177,873	$—	$—	$13,177,873

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

INDUSTRY BREAKDOWN
AS OF September 30, 2020*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	3.5%
Commercial Hardware	3.3
Midstream and Gas	3.3
Branded Pharmaceuticals	3.0
Medical Devices	2.6
Operators and Developers	2.5
Internet Services and Websites	2.5
Business Software for Specific Uses	2.5
Content Providers	2.4
Hospital Equipment	2.4
Non Real Estate Banking	2.4
Management and IT Services	2.4
Transaction Services	2.3
Home Office and Consumer Equipment Manufacture	2.3
Upstream Energy	2.3
Real Estate Banking	2.3
Commercial Insurance	2.3
Consumer Insurance	2.3
Rental	2.2
Transportation Services	2.2
Home Office and Consumer Equipment Retail	2.2
Business Software for Specific Industries	2.2
Telecommunication Networks	2.2
Investment Services	2.1
Auto Products	2.1
Information and Electrical Components	1.9
Production Equipment	1.8
Specialty Services	1.8
Mechanical Components	1.8
Distribution Services	1.7
Restaurants	1.7
Analog and Mixed Signal Integrated Circuits	1.7
Digital Integrated Circuits	1.7
Semiconductor Services and Equipment	1.7
Food Distributors	1.6
Diversified Drugs and Devices	1.6
Apparel Retailers	1.3
Primary Foods	1.2
Contract Electronics Services	1.2
Other Natural Resources	1.2
Downstream Energy	1.2
Alcohol and Tobacco	1.2
Chemicals	1.2
INDUSTRY	PERCENTAGE OF NET ASSETS
Branded Apparel	1.1%
Metals	1.1
Transport Aerospace and Defense Equipment	1.1
Processed Foods	1.1
Accessories and Footwear	0.9
Healthcare Products Distribution	0.9
Industrial Conglomerates	0.7
Consumer Paper Products	0.7
Drugstores	0.7
Personal Products	0.6
Electric Regulated	0.5
Brokers and Dealers	0.3
Operating Systems and Middleware	0.3
End User Hardware	0.2
Consumer Services	0.2
Medical Research Services and Equipment	0.1
Vitamins and Nutritional Supplements	0.1
Other Assets in Excess of Liabilities	0.1
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified SmallCap ETF
Notes to Schedule of Investments
September 30, 2020 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.